Fair value of financial instruments	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Fair value of financial instruments
16. Fair value of financial instruments
Assets and liabilities recorded on a recurring basis in the balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values.
The Company’s financial instruments and investments that are carried at fair value consist mainly of Level 3 assets. Level 3 assets that have been measured on a recurring basis during 2022 relate to the Company’s investments in (i) Convertible Notes of Flotek, designated as trading securities up to the acquisition date of Flotek and (ii) the equity method investment in BPC, for which we elected the fair value option, as described in Note 14—Acquisitions and investments for disclosure of the terms of these investments. The Company did not have any assets or liabilities measured at fair value using Level 2 of the fair value hierarchy at June 30, 2022. We had no Level 2 or Level 3 assets or liabilities as of December 31, 2021.
The estimated fair value of the BPC investment as of June 30, 2022 was determined using a combination of the market and income approaches.
The following table sets forth the fair value of the Company’s financial instruments within Level 3 of the fair value hierarchy.

(In thousands)	June 30, 2022
Level 3
BPC Investment	49,752

Total	$49,752

The following is a reconciliation of the beginning and ending balances for assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) from inception to June 30, 2022:

(In thousands)
Level 3
Fair value as of January 1, 2022	$—
Acquisition of Flotek Convertible Notes	20,000
Acquisition of investment in BPC	47,202
Transfer of cost method investment to Level 3 fair value measurement	4,244
Change in fair value of Level 3 fair value measurements	8,100

Fair value as of March 31, 2022	$79,546

Change in Flotek fair value up to acquisition date	2,120
Elimination of Flotek convertible notes at acquisition date	(30,220)
Change in BPC fair value	(1,694)

Fair value as of June 30, 2022	$49,752

The estimated fair value of the Flotek Convertible Notes prior to our consolidation of Flotek on May 17, 2022 was valued using a Monte Carlo simulation with inputs such as the market trading price of the Flotek’s common stock, the expected volatility of the Flotek’s stock price based on historical trends, a risk-free rate of interest based on US Treasury note rates and the term of the debt, the time to liquidation based on the maturity date of the notes, and a discount rate adjusted based on the credit risk of Flotek.
The key inputs into the Monte Carlo simulation used to estimate the fair value the Convertible Notes were as follows:

	May 17, 2022	March 31, 2022
Risk-free interest rate	1.82%	1.63%
Expected volatility	90.0%	90.0%
Term until liquidation (years)	0.72	0.84
Stock price	$1.29	$1.26